ACCOUNTS RECEIVABLE, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following as of March 31, 2025, December 31, 2024, and 2023 (in thousands):

	March 31, 2025	December 31, 2024	December 31, 2023
White-label fee receivable	$1,512	$716	$601
Athena Plus (OTC)	–	600	–
Others	16	23	24
	$1,528	$1,339	$625

NOTE 3. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following as of December 31, 2024, 2023 and 2022:

	December 31, 2024	December 31, 2023	December 31, 2022
White-label fee receivable	$716	$601	$85
Athena Plus (OTC)	600	–	–
Others	23	24	24
	$1,339	$625	$109